                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24(f)-(2)



1.       Name and address of issuer:     The Sage Variable Annuity Account A
                                            Sage Life Assurance of America, Inc.
                                            300 Atlantic Street , Suite 302
                                            Stamford, CT 06901

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list securities or classes) : [ X ]

3.       Investment Company Act File Number:  811-08581

Securities Act File Number: 333-43329

                            333-44751
                            333-63110
                            333-63428
                            333-63536
                            333-62836

4(a).    Last day of fiscal year for which this Form is filed: December 31, 2001

4(b). Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). [ ]

4(c).    Check box if this is the last time the issuer will be filing this form.
         [ ]

5.       Calculation of registration fee:

         (i)      Aggregate sale price of
                  securities sold during the
                  fiscal year pursuant to
                  section 24(f):                         $50,882,402

         (ii)     Aggregate price of securities
                  redeemed or repurchased
                  during the fiscal year:
                                                           4,172,713

         (iii)    Aggregate price of securities
                  redeemed or repurchased
                  during any prior fiscal year
                  ending no earlier than
                  October 11, 1995 that were
                  not previously used to reduce
                  registration fees payable to
                  the Commission:                                  0

         (iv)     Total available redemption
                  credits (add items 5(ii)
                  And 5(iii) ):
                                                           4,172,713


         (v)      Net sales - if item 5(i) is
                  greater than Item 5 (iv)
                  (subtract Item 5 (iv) from Item
                  5(i) )                                  46,709,689

         (vi)     Redemption credits available
                  for use in future years  -
                  If Item 5 (i) is less than
                  Item 5 (iv) [subtract Item 5 (iv)
                  from Item 5 (i)]:                               0

         (vii)    Multiplier for determining
                  registration fee:                        x .000092

         (viii)   Registration fees due [multiply
                  Item 5 (v) by Item 5 (vii) ]:           $ 4,297.29

6. Prepaid Shares

         If the response to Item 5 (i) was determined
         by deducting an amount of securities that
         were registered under the Securities Act of
         1933 pursuant to the rule 24e-2 as in effect
         before October 11, 1997, then report the
         amount of securities (number of shares or
         other units) deducted here: 0 If there is a
         number of shares or other units that were
         registered pursuant to rule 24e-2 remaining
         unsold at the end of the fiscal year for
         which this form is filed that are available
         for use by the issuer in future fiscal
         years, then state the number here:                   0

7.       Interest due - if this Form is
         being filed more than 90 days                        0
         after the end of the issuer's
         fiscal year (see Instruction D):

8.       Total of the amount of the
         registration fee due plus any
         interest due
                 [line 5 (viii) plus line 7]:            $  4,297.29

9.       Date the registration fee and
         any interest payment was sent
         to the Commissioner's lockbox
         depository:  March 29, 2002

         CIK Number designated to receive payment:   0000776991

         Method of Delivery:

         [X]     Wire Transfer

         [ ]     Mail or other means

Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:      /s/Gregory S. Gannon
        ---------------------
         Gregory S. Gannon

         Vice President and Controller

Date: April 1, 2002